Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plans [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$ 5,073	$ 4,650
Service cost	187	177	$ 188
Interest cost	220	211	195
Actuarial loss (gain)	430	234
Lump sum settlements	(45)	(61)
Benefit payments	(145)	(138)
Benefit obligation at end of measurement period	5,720	5,073	4,650
Change In Fair Value Of Plan Assets
Balance at beginning of period	3,769	3,355
Actual return on plan assets	665	230
Employer contributions	1,238	383
Lump sum settlements	(45)	(61)
Benefit payments	(145)	(138)
Balance at end of period	5,482	3,769	3,355
Funded (Unfunded) Status	(238)	(1,304)
Noncurrent benefit asset	270
Current benefit liability	(23)	(22)
Noncurrent benefit liability	(485)	(1,282)
Recognized amount	(238)	(1,304)
Net actuarial gain (loss)	(1,822)	(1,901)
Net prior service credit (cost)		2
Recognized amount	(1,822)	(1,899)
Postretirement Welfare Plan [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	75	93
Interest cost	2	3	3
Participants' contributions	8	10
Actuarial loss (gain)	(1)	(14)
Benefit payments	(18)	(19)
Federal subsidy on benefits paid	2	2
Benefit obligation at end of measurement period	68	75	93
Change In Fair Value Of Plan Assets
Balance at beginning of period	82	82
Actual return on plan assets	10	2
Employer contributions	5	7
Participants' contributions	8	10
Benefit payments	(18)	(19)
Balance at end of period	87	82	$ 82
Funded (Unfunded) Status	19	7
Noncurrent benefit asset	19	7
Recognized amount	19	7
Net actuarial gain (loss)	68	66
Net prior service credit (cost)	22	25
Recognized amount	$ 90	$ 91